Interest (income) expense, net	12 Months Ended
Dec. 31, 2023
Interest (income) expense, net
Interest (income) expenses, net
7.	Interest income (expense), net

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Interest (income) expense on borrowings and deposits, net	$(3,202)	$(339)	$564
Interest expense related to leases	232	82	61
	$(2,970)	$(257)	$625